Other assets	12 Months Ended
Dec. 31, 2022
Other assets
Other assets
10	Other assets

Other assets consist of the following:

	As of December 31,
	2021	2022
Current
Deposits	2,609	1,928
Prepayments	7,520	2,917
Loans and interest receivable, net (Notes 2(j), 10(i))	12,295	726
Bank interest receivable	7	37
VAT recoverable	1,275	1,411
Others	1,251	1,028
	24,957	8,047
Non-current
Rental deposits	302	522
Loans receivable, net (Notes 2(j), 10(i))	—	6,073
Prepayment	1,361	1,034
	1,663	7,629

Note:

(i)	As of December 31, 2021, the loans were granted to certain equity investees of the Group at an interest rate of at 6% per annum. The loan receivables together with the related interest receivables were unsecured and due on demand or within one year from the end of the reporting period.

As of December 31, 2022, the loans were granted one equity investee of the Group at an interest rate of 6% per annum. The loan receivables together with the related interest receivables were unsecured and expected to be recovered beyond one year from the end of the reporting period.